Taxation - Summary of Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 11,871,230	¥ 9,759,109
Government grants	37,151	33,719
Impairment of long-lived assets	38,462	43,592
Inventory reserve	113,168	81,922
Accruals and others	1,402,617	1,474,063
Leases	908,345	462,825
Valuation allowance	(12,879,997)	(10,870,573)	¥ (10,277,822)	¥ (5,763,386)
Total deferred tax assets, net of valuation allowance	1,490,976	984,657
Components of Deferred Tax Liabilities [Abstract]
Leases	(930,717)	(462,906)
Acquired intangible assets	(715,368)	(833,393)
Others	(137,049)	(298)
Total deferred tax liabilities	(1,783,134)	(1,296,597)
Deferred tax assets, net	38,195	29,992
Deferred tax liabilities, net	¥ (330,353)	¥ (341,932)